Income Taxes - Schedule of Reconciliation Effective Tax Rate For Income Before Income Taxes (Details)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation Effective Tax Rate for Income Before Income Taxes [Abstract]
Provision for income taxes at federal statutory rate				(21.00%)	(21.00%)
State income taxes, net of federal benefit				(6.30%)	(6.40%)
Employee stock based compensation				0.50%	1.20%
Bargain purchase					(1.90%)
Foreign tax differential					(3.20%)
Goodwill impairment				0.80%	6.00%
Provision true-up				1.50%	(2.30%)
Change in valuation allowance				27.40%	9.20%
Other				(0.50%)	0.30%
Effective income tax rate (benefit)	(1.20%)	7.10%	2.80%	2.40%	(18.10%)